Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related Party Transactions
NOTE 11 – RELATED PARTIES
A member of the Board of Directors holds investments in the Company through various venture capital firms. Certain family members of the CEO invested in Series B Preferred Shares, Series
C-1
Preferred Shares and Convertible Notes. The Convertible notes converted into Series
C-2
Preferred Stock on September 23, 2022.

The following table summarizes the related party transactions / balances in the Company at March 31, 2023 and at December 31, 2022:

	March 31, 2023		December 31, 2022
	Dollars	Shares	Dollars	Shares
Series A Preferred Stock and Dividends Board Member
Initial Investment	$877,054	4,222,223	$877,054	4,222,223
Accrued Dividends	693,891		678,694

	$1,570,945		$1,555,748

Series B Preferred Stock
Board Member	$887,049	5,094,537	$887,049	5,094,537
Immediate Family 1	103,244	780,967	103,244	780,967

	$990,293	5,875,504	$990,293	5,875,504

Series C-1 Preferred Stock and Dividends Immediate Family Member 1
Initial Investment	$50,000	234,742	$50,000	234,742
Accrued Dividends	873		10

	$50,873		$50,010

Series C-2 Preferred Stock
Board Member	$1,049,381	6,129,561	$1,049,381	6,129,561
Immediate Family 1	64,981	379,560	64,981	379,560
Immediate Family 2	64,279	375,464	64,279	375,464

	$1,178,641	6,884,585	$1,178,641	6,884,585

Series C-2 Accrued Dividends
Board Member	$38,036		$19,924
Immediate Family 1	2,355		1,234
Immediate Family 2	2,330		1,220

	$42,721		$22,378

In 2020, the Company granted 148,854 options to Immediate Family Member 2 for a fair value of $12,925 for consulting services. For each of the three months ended March 31, 2023 and 2022, the Company incurred an expense of $796 for these stock options.

NOTE 13 — RELATED PARTIES
A member of the Board of Directors holds investments in the Company through various venture capital firms. Certain family members of the CEO invested in Series B Preferred Shares, Series
C-1
Preferred Shares and Convertible Notes. The Convertible Notes converted into Series
C-2
Preferred Stock on September 23, 2022.
The following table summarizes the related party transactions / balances in the Company at December 31, 2022:

	December 31, 2022
	Interest Expense	Dollars	Shares
Series A Preferred Stock
Board Member		$877,054	4,222,223
Dividends Earned To Date		678,694	—

		$1,555,748	4,222,223

Series B Preferred Stock
Board Member		$887,049	5,094,537
Immediate Family 1		103,244	780,967

		$990,293	5,875,504

Series C-1 Preferred Stock
Immediate Family 1		$50,000	234,742
Dividends Earned To Date		10	—

		$50,010	234,742

Series C-2 Preferred Stock
Board Member		$1,049,381	6,129,561
Immediate Family 1		64,981	379,560
Immediate Family 2		64,279	375,464

		$1,178,641	6,884,585

Series C-2 Dividends Earned
Board Member		$19,924
Immediate Family 1		1,234
Immediate Family 2		1,220

		$22,378
Series 1 Convertible Notes
Board Member	$46,641
Immediate Family 1	2,915
Immediate Family 2	2,915

	$52,471

During the year ended December 31, 2022, Immediately Family Member 1 purchased 234,742 shares of Preferred Series
C-1
for $50,000. In connection with this he received 117,371 Preferred Series
C-1
warrants with a fair value of $13,099.
During the year ended December 31, 2022, the above related parties converted principal and accrued interest of $900,000 and $278,641, respectively, into 5,257,009 and 1,627,576 shares of Preferred Series
C-2,
respectively. The fair value of the shares issued for the principal and interest was $1,119,743 and $346,674, respectively.
In 2020, the Company granted 148,854 options to Immediate Family Member 2 for a fair value of $12,925 for consulting services. The expense was $3,229 for each of the years ended December 31, 2022 and 2021.
The following table summarizes the related party transactions / balances in the Company at December 31, 2021:

	December 31, 2021
	Accrued Interest	Interest Expense	Dollars	Shares
Series A Preferred Stock
Board Member			$877,054	4,222,223
Dividends Earned To Date			613,583	—

			$1,490,637	4,222,223

Series B Preferred Stock
Board Member			$857,089	4,822,181
Immediate Family 1			103,244	780,967

			$960,333	5,603,148

Series 1 Convertible Notes
Board Member	$202,740	$64,000	$800,000
Immediate Family 1	12,066	4,000	50,000
Immediate Family 2	11,364	4,000	50,000

	$226,170	$72,000	$900,000

Alpha Healthcare Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 4 — Related Party Transactions
Founder Shares
On January 21, 2021, the Sponsor subscribed to purchase 3,593,750 shares of the Company’s common stock, par value $0.0001 per share (the “Founder Shares”) for an aggregate price of $25,000. On January 25, 2021, the Sponsor paid $25,000, or approximately $0.00696 per share, to cover certain offering and formation costs in consideration for 3,593,750 Founder Shares. On March 1, 2021, the Company effected a 1:1.2 stock split of its common stock which resulted in an aggregate of 4,312,500 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Units out of the total 2,250,000 available under the over-allotments and the forfeiture provisions lapsed for 111,026 Founder Shares. The remaining 451,464 Founder Shares were forfeited upon the expiration of the
45-day
period reserved for the exercise of over-allotment option.
On July 27, 2021, our sponsor transferred 25,000 founder shares to each of Darlene DeRemer, Eugene Podsiadlo, and William Woodward, directors of the Company. The awards will vest simultaneously with the closing of an initial business combination, provided the director has continuously served on the Company’s board of directors through the closing of such initial business combination.
At the IPO Date, the Sponsor also transferred to certain investors a total of 225,000 of Founders shares (Note 4)
(“Non-Risk
Incentive Private Shares”) as a compensation for their commitment to purchase the Public Units sold in the IPO. The Company estimated the aggregate fair value of these shares to be $1,186,448, or $5.27 per share. The fair value of the
Non-Risk
Incentive Private Shares was determined to be a contribution from the sponsor for offering costs in accordance with Staff Accounting Bulletin Topic 5T. These offering costs were allocated to the Public Units and charged to shareholder’s equity upon the completion of the IPO.

At the IPO Date, the Sponsor also transferred to certain other investors the total of 600,900 of Founders shares (“Risk Incentive Private Shares”) as a compensation for their commitment to acquire at least 9.9% of the Public Units sold in the IPO. These Risk Incentive Private Shares are subject to forfeiture if the investors sell their Public Units prior to the closing of the initial Business Combination and will be, upon their forfeiture, transferred back to the Sponsor. The fair value of these Risk Incentive Private Shares is equal to the fair value of the
Non-Risk
Incentive Private Shares. Due to the high probability of forfeiture, the fair value of these Risk Incentive Private Shares will be recorded as a capital contribution from the Sponsor upon the closing of the initial Business Combination.
The Sponsor, directors and executive officers have agreed not to transfer, assign or sell (i) any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Company’s shares of Class A common stock equals or exceeds $
12.00
per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of its public shareholders having the right to exchange their common stock for cash, securities or other property, and (ii) any of their Private Placement Units, Private Placement Shares, Private Placement Warrants and Class A common stock issued upon conversion or exercise thereof until 30 days after the completion of the initial Business Combination (the
“Lock-up”).
Any permitted transferees will be subject to the same restrictions and other agreements of the Sponsor and directors and executive officers with respect to any Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and Class A common stock issued upon conversion or exercise thereof.
Private Placement
Simultaneously with the closing of the IPO, the Sponsor purchased 455,000 placement units, at a purchase price of $4,550,000, in a private placement. Each Private Placement Unit is identical to the Public Units sold in the IPO except as described below. A portion of the proceeds from the Private Placement Units was added to the proceeds from the Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).
As a result of the partial over-allotment exercise on August 3, 2021, the Company also issued 8,882 Private Placement Units, generating an additional $88,820 in gross proceeds.
The Private Placement Units (including the Private Placement Shares, the Private Placement Warrants and Class A common stock issuable upon exercise of such Private Placement Warrants) will not be transferable or salable until 30 days after the completion of our Business Combination (except, among other limited exceptions, to our officers and directors and other persons or entities affiliated with our Sponsor).
Due to Related Party
The balances of $71,024 and $31,979 as of March 31, 2023 and December 31, 2022, respectively, represents $11,024 and $1,979, respectively, of general and administrative costs paid by an executive employee and affiliate of the Sponsor on behalf of the Company and $60,000 and $30,000, respectively, of unpaid monthly administrative services fees (as described below).
Administrative Service Fee
The Company has agreed, commencing on the date that the Company’s securities are first listed on the Nasdaq, to pay an affiliate of the Sponsor a monthly fee of an aggregate of $10,000 for office space, administrative and support services. For each of the three months ended March 31, 2023 and 2022, administrative fees incurred totaled $30,000, included in general and administrative expenses in the accompanying condensed consolidated statement of operations. During the three months ended March 31, 2023 and 2022, administrative service fees incurred totaled $30,000, and $0, respectively. As of March 31, 2023 and December 31, 2022, $60,000 and $30,000, respectively, is owed to the affiliate of the Sponsor for the administrative service fees, included in “due to related party” on the accompanying unaudited condensed consolidated balance sheets. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2023 and December 31, 2022, there were no written agreements in place for the Working Capital Loans, nor were any amounts loaned to the Company by the Sponsor.
In conjunction with the IPO activities, on July 14, 2021 (the “Inception Date”), the Company and its Sponsor entered into the Subscription Agreements with certain investors (see Note 5).
Forward Purchase Agreement
The Company granted to the direct anchor investors an option, in their sole discretion, to subscribe to a forward purchase agreement for up to an aggregate of 60% (up to 10% per direct anchor investor) of the securities sold in one or multiple private placements to close prior to or concurrently with the closing of the initial Business Combination. The aggregate proceeds from the sale of any securities pursuant to these forward purchase agreements will be used for purposes related to the initial Business Combination. Since the issuance of the securities to the investors is contingent upon the closing of an equity financing in relation to the initial Business Combination, and the number of shares to be purchased by the investors is undefined, the terms of the forward purchase agreement will not create an obligation for the Company until such financing occurs.

Note 4 — Related Party Transactions
Founder Shares
On January 21, 2021, the Sponsor subscribed to purchase 3,593,750 shares of the Company’s common stock, par value $0.0001 per share (the “Founder Shares”) for an aggregate price of $25,000. On January 25, 2021, the Sponsor paid $25,000, or approximately $0.00696 per share, to cover for certain offering and formation costs in consideration for 3,593,750 Founder Shares. On March 1, 2021, the Company effected a 1:1.2 stock split of its common stock which resulted in an aggregate of 4,312,500 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Public Units out of the total 2,250,000 available under the over-allotments and the forfeiture provisions lapsed for 111,026 Founder Shares. The remaining 451,464 Founder Shares were forfeited upon the expiration of the
45-day
period reserved for the exercise of over-allotment option.
On July 27, 2021, our sponsor transferred 25,000 founder shares to each of Darlene DeRemer, Eugene Podsiadlo, and William Woodward, directors of the Company. The awards will vest simultaneously with the closing of an initial business combination, provided the director has continuously served on the Company’s board of directors through the closing of such initial business combination.
At the IPO Date, the Sponsor also transferred to certain investors a total of 225,000 of Founders shares (Note 4)
(“Non-Risk
Incentive Private Shares”) as a compensation for their commitment to purchase the Public Units sold in the IPO. The Company estimated the aggregate fair value of these shares to be $1,186,448, or $5.27 per share. The fair value of the
Non-Risk
Incentive Private Shares was determined to be a contribution from the sponsor for offering costs in accordance with Staff Accounting Bulletin Topic 5T. These offering costs were allocated to the Public Units and charged to shareholder’s equity upon the completion of the IPO.
At the IPO Date, the Sponsor also transferred to certain other investors the total of 600,900 of Founders shares (“Risk Incentive Private Shares”) as a compensation for their commitment to acquire at least 9.9% of the Public Units sold in the IPO. These Risk Incentive Private Shares are subject to forfeiture if the investors sell their Public Units prior to the closing of the initial Business Combination. The fair value of these Risk Incentive Private Shares is equal to the fair value of the
Non-Risk
Incentive Private Shares. Due to the high probability of forfeiture, the fair value of these Risk Incentive Private Shares will be recorded as a capital contribution from the Sponsor upon the closing of the initial Business Combination.
The Sponsor, directors and executive officers have agreed not to transfer, assign or sell (i) any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Company’s shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150
days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of its public shareholders having the right to exchange their common stock for cash, securities or other property, and (ii) any of their Private Placement Units, Private Placement Shares, Private Placement Warrants and Class A
common stock issued upon conversion or exercise thereof until 30 days after the completion of the initial Business Combination (the
“Lock-up”).
Any permitted transferees will be subject to the same restrictions and other agreements of the Sponsor and directors and executive officers with respect to any Founder Shares, Private Placement Units, Private Placement Shares, Private Placement Warrants and Class A common stock issued upon conversion or exercise thereof.
Private Placement
Simultaneously with the closing of the IPO, the Sponsor purchased 455,000 placement units, at a purchase price of $4,550,000, in a private placement. Each Private Placement Unit is identical to the Public Units sold in the IPO except as described below. A portion of the proceeds from the Private Placement Units was added to the proceeds from the Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).
As a result of the partial over-allotment exercise on August 3, 2021, the Company also issued 8,882 Private Placement Units, generating additional $88,820 in gross proceeds.
The Private Placement Units (including the Private Placement Shares, the Private Placement Warrants and Class A common stock issuable upon exercise of such Private Placement Warrants) will not be transferable or salable until 30 days after the completion of our Business Combination (except, among other limited exceptions, to our officers and directors and other persons or entities affiliated with our Sponsor).
Due to Related Party
The balance of $31,979 as of December 31, 2022 represents $1,979 of general and administrative costs paid by an affiliate of the Sponsor on behalf of the Company and $30,000 of unpaid monthly administrative service fees (described below). The balance of $2,275 as of December 31, 2021, represents general and administrative costs paid by an affiliate of the Sponsor on behalf of the Company.
Administrative Service Fee
The Company has agreed, commencing on the date that the Company’s securities are first listed on the Nasdaq, to pay an affiliate of the Sponsor a monthly fee of an aggregate of $10,000 for office space, administrative and support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022, and for the period from January 21, 2021 (inception) through December 31, 2021, administrative service fees incurred totaled $120,000 and $51,000, respectively, included in general and administrative expenses in the accompanying statements of operations. As of December 31, 2022 and 2021, $30,000 and $0 is owed to the affiliate of the Sponsor for the administrative service fees, included in “due to related party” on the accompanying balance sheets.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022 and 2021, there were no written agreements in place for the Working Capital Loans.

In conjunction with the IPO activities, on July 14, 2021 (the “Inception Date”), the Company and its Sponsor entered into the Subscription Agreements with certain investors (see Note 6).
Forward Purchase Agreement
The Company granted to the direct anchor investors an option, in their sole discretion, to subscribe to a forward purchase agreement for up to an aggregate of 60% (up to 10% per direct anchor investor) of the securities sold in one or multiple private placements to close prior to or concurrently with the closing of the initial Business Combination. The aggregate proceeds from the sale of any securities pursuant to these forward purchase agreements will be used for purposes related to the initial Business Combination. Since the issuance of the securities to the investors is contingent upon the closing of an equity financing in relation to the initial Business Combination, and the number of shares to be purchased by the investors is undefined, the terms of the forward purchase agreement will not create an obligation for the Company until such financing occurs.